Financial Assets at Amortized Cost (Details) - Schedule of Profit or Loss in Relation to Financial Assets at Amortized Cost - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Profit Or Loss In Relation To Financial Assets At Amortized Cost Abstract
Interest income	$ 336,472	$ 31,604	$ 12,810